Quarterly Holdings Report
for
Fidelity® Total Emerging Markets Fund
July 31, 2023
TEK-NPRT3-0923
1.931233.111
Common Stocks - 55.2%
	Shares	Value ($)
Brazil - 3.8%
Arezzo Industria e Comercio SA	16,403	285,828
Cury Construtora e Incorporado SA	12,300	46,222
Cyrela Brazil Realty SA	11,300	56,921
Dexco SA	212,643	376,383
ENGIE Brasil Energia SA	29,700	276,603
Equatorial Energia SA	60,458	428,816
Hapvida Participacoes e Investimentos SA (a)(b)	99,800	101,304
Localiza Rent a Car SA	53,126	755,195
LOG Commercial Properties e Participacoes SA	15,700	71,050
Lojas Renner SA	66,813	264,921
MercadoLibre, Inc. (a)	249	308,274
Multiplan Empreendimentos Imobiliarios SA	11,700	65,344
PagSeguro Digital Ltd. (a)	77,780	883,581
Raia Drogasil SA	143,208	877,343
Rede D'Oregon Sao Luiz SA (b)	38,494	293,055
Rumo SA	144,800	711,637
StoneCo Ltd. Class A (a)	38,564	558,792
Transmissora Alianca de Energia Eletrica SA	29,100	221,538
Vale SA sponsored ADR	86,568	1,266,490
XP, Inc. Class A (a)	56,535	1,527,010
YDUQS Participacoes SA	48,000	225,243
TOTAL BRAZIL		9,601,550
Canada - 0.4%
Barrick Gold Corp.	58,500	1,011,465
Chile - 0.6%
Antofagasta PLC	37,058	797,792
Banco de Chile	6,642,300	739,489
TOTAL CHILE		1,537,281
China - 15.9%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	8,600	171,957
Akeso, Inc. (a)(b)	29,890	157,328
Alibaba Group Holding Ltd. (a)	331,331	4,234,207
Alibaba Group Holding Ltd. sponsored ADR (a)	3,431	350,511
Angelalign Technology, Inc. (b)	5,264	53,019
Ant International Co. Ltd. Class C (a)(c)(d)	424,550	798,154
Baidu, Inc.:
Class A (a)	13,669	267,240
sponsored ADR (a)	2,704	421,797
BeiGene Ltd. ADR (a)	1,252	268,203
Beijing Enlight Media Co. Ltd. (A Shares)	102,900	120,723
Bilibili, Inc. ADR (a)(e)	7,409	141,290
BYD Co. Ltd. (H Shares)	28,303	1,008,097
C&S Paper Co. Ltd. (A Shares)	137,500	213,292
China Communications Services Corp. Ltd. (H Shares)	470,000	222,980
China Construction Bank Corp. (H Shares)	3,286,000	1,915,273
China Gas Holdings Ltd.	220,744	245,966
China Jushi Co. Ltd. (A Shares)	178,360	370,564
China Life Insurance Co. Ltd. (H Shares)	716,000	1,248,586
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	27,100	54,065
China Overseas Land and Investment Ltd.	103,540	243,752
China Petroleum & Chemical Corp. (H Shares)	1,204,000	671,556
China Resources Beer Holdings Co. Ltd.	82,666	529,455
China Resources Land Ltd.	80,510	372,669
China Tower Corp. Ltd. (H Shares) (b)	814,723	91,930
Daqin Railway Co. Ltd. (A Shares)	505,000	506,216
Daqo New Energy Corp. ADR (a)	1,121	43,797
ENN Energy Holdings Ltd.	32,000	384,670
ESR Group Ltd. (b)	32,200	56,152
Greentown China Holdings Ltd.	79,000	90,154
Guangdong Investment Ltd.	282,000	243,711
Haier Smart Home Co. Ltd.	141,400	464,993
Haier Smart Home Co. Ltd. (A Shares)	12,560	43,433
Haitian International Holdings Ltd.	107,000	266,440
Hansoh Pharmaceutical Group Co. Ltd. (b)	122,113	197,287
Innovent Biologics, Inc. (a)(b)	49,096	217,816
JD Health International, Inc. (a)(b)	10,539	76,081
JD.com, Inc. Class A	34,488	714,025
Jiumaojiu International Holdings Ltd. (b)	17,520	34,236
KE Holdings, Inc. ADR (a)	15,167	264,209
Kingdee International Software Group Co. Ltd. (a)	25,000	43,468
Kunlun Energy Co. Ltd.	344,040	280,123
Kweichow Moutai Co. Ltd. (A Shares)	2,600	684,537
Lenovo Group Ltd.	306,684	351,557
Li Auto, Inc.:
ADR (a)	24,271	1,038,799
Class A (a)	3,038	65,217
Li Ning Co. Ltd.	84,613	509,919
Longfor Properties Co. Ltd. (b)	15,980	42,517
Meituan Class B (a)(b)	119,612	2,283,407
NetEase, Inc. ADR	5,133	558,162
New Oriental Education & Technology Group, Inc. (a)	7,200	41,015
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	10,564	592,957
PDD Holdings, Inc. ADR (a)	20,844	1,872,208
Ping An Insurance Group Co. of China Ltd. (H Shares)	283,500	2,065,792
Proya Cosmetics Co. Ltd. (A Shares)	41,056	648,649
Shangri-La Asia Ltd. (a)	98,000	81,427
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	9,812	406,613
Sinopec Engineering Group Co. Ltd. (H Shares)	311,500	140,195
Sinopharm Group Co. Ltd. (H Shares)	65,375	204,954
Sinotruk Hong Kong Ltd.	102,500	214,492
Sunny Optical Technology Group Co. Ltd.	17,371	168,277
TAL Education Group ADR (a)	7,300	59,714
Tencent Holdings Ltd.	119,676	5,500,447
Tongdao Liepin Group (a)	43,097	52,111
TravelSky Technology Ltd. (H Shares)	142,000	271,295
Trip.com Group Ltd. ADR (a)	25,386	1,041,841
Tsingtao Brewery Co. Ltd. (H Shares)	64,000	573,619
Uni-President China Holdings Ltd.	222,600	192,091
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	35,747	33,231
WuXi AppTec Co. Ltd. (H Shares) (b)	17,453	164,596
Wuxi Biologics (Cayman), Inc. (a)(b)	104,998	593,726
Xinyi Solar Holdings Ltd.	266,899	287,470
XPeng, Inc.:
ADR (a)	20,500	428,860
Class A (a)	4,300	45,868
Zai Lab Ltd. (a)	70,111	214,399
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	89,700	356,550
TOTAL CHINA		39,885,937
Greece - 0.6%
Alpha Bank SA (a)	556,800	1,001,256
Piraeus Financial Holdings SA (a)	126,700	478,658
TOTAL GREECE		1,479,914
Hong Kong - 0.6%
ASMPT Ltd.	23,600	229,527
Huanxi Media Group Ltd. (a)	761,081	101,492
Kerry Properties Ltd.	38,000	81,858
Prudential PLC	68,556	951,991
TOTAL HONG KONG		1,364,868
Hungary - 0.1%
Richter Gedeon PLC	11,203	282,602
India - 9.5%
Apollo Hospitals Enterprise Ltd.	7,041	442,926
Bajaj Auto Ltd.	5,171	310,071
Bajaj Finance Ltd.	13,064	1,159,668
Bharat Electronics Ltd.	377,700	600,260
Bharti Airtel Ltd.	122,867	1,329,515
Coal India Ltd.	138,100	384,964
Divi's Laboratories Ltd.	4,477	200,567
Eicher Motors Ltd.	7,213	295,177
Embassy Office Parks (REIT)	28,000	106,219
HDFC Bank Ltd.	152,896	3,069,881
HDFC Standard Life Insurance Co. Ltd. (b)	122,500	963,511
Hindustan Aeronautics Ltd.	8,000	385,360
ICICI Bank Ltd.	80,800	984,853
Indraprastha Gas Ltd.	59,393	334,447
Infosys Ltd.	14,399	238,345
Infosys Ltd. sponsored ADR	91,300	1,521,058
ITC Ltd.	163,413	925,358
Jio Financial Services Ltd. (d)	74,913	238,521
JK Cement Ltd.	21,874	870,984
Larsen & Toubro Ltd.	33,069	1,078,180
Mahanagar Gas Ltd.	19,725	268,221
Mankind Pharma Ltd.	15,961	338,230
Maruti Suzuki India Ltd.	4,012	479,096
NTPC Ltd.	205,738	546,241
Oberoi Realty Ltd.	5,770	78,548
One97 Communications Ltd. (a)	34,935	340,005
Petronet LNG Ltd.	66,306	188,300
Power Grid Corp. of India Ltd.	159,387	515,624
Reliance Industries Ltd.	74,913	2,322,130
Shree Cement Ltd.	1,751	513,300
Sona Blw Precision Forgings Ltd. (b)	37,244	258,181
SRF Ltd.	15,700	414,368
Tata Motors Ltd.	25,743	201,681
Tata Steel Ltd.	564,500	845,309
Torrent Pharmaceuticals Ltd.	8,937	217,649
Zomato Ltd. (a)	868,066	887,699
TOTAL INDIA		23,854,447
Indonesia - 1.4%
First Resources Ltd.	315,200	357,926
PT Bank Central Asia Tbk	2,144,100	1,297,408
PT Bank Rakyat Indonesia (Persero) Tbk	3,755,079	1,406,910
PT Dayamitra Telekomunikasi Tbk	325,700	14,147
PT Sumber Alfaria Trijaya Tbk	1,816,100	325,164
TOTAL INDONESIA		3,401,555
Korea (South) - 6.3%
Coway Co. Ltd.	6,680	214,351
Delivery Hero AG (a)(b)	5,455	247,498
Hyundai Fire & Marine Insurance Co. Ltd.	15,620	350,243
Hyundai Motor Co. Ltd.	416	63,814
Jeisys Medical, Inc. (a)	12,635	110,457
Kakao Corp.	11,907	478,062
Kakao Pay Corp. (a)	3,150	123,760
Kia Corp.	13,082	846,728
L&F Co. Ltd.	400	80,612
LG Chemical Ltd.	583	295,670
LG Corp.	6,410	418,899
NAVER Corp.	5,087	903,757
NCSOFT Corp.	287	62,107
POSCO	2,132	1,071,694
Samsung Biologics Co. Ltd. (a)(b)	905	542,552
Samsung Electronics Co. Ltd.	128,231	7,005,075
Samsung SDI Co. Ltd.	1,544	803,588
SK Hynix, Inc.	20,839	2,012,595
TOTAL KOREA (SOUTH)		15,631,462
Mauritius - 0.0%
Jumo World Ltd. (a)(d)	30	26,878
Mexico - 2.0%
CEMEX S.A.B. de CV sponsored ADR (a)	150,000	1,143,000
Corporacion Inmobiliaria Vesta S.A.B. de CV	81,655	296,240
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	28,300	539,213
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	1,673	473,442
Grupo Aeroportuario Norte S.A.B. de CV	28,400	320,210
Grupo Financiero Banorte S.A.B. de CV Series O	162,521	1,540,383
Wal-Mart de Mexico SA de CV Series V	164,400	684,403
TOTAL MEXICO		4,996,891
Netherlands - 0.0%
CTP BV (b)	5,352	73,439
Panama - 0.1%
Copa Holdings SA Class A	3,020	356,420
Peru - 0.3%
Credicorp Ltd. (United States)	4,479	703,427
Philippines - 0.2%
Ayala Land, Inc.	327,200	163,243
SM Investments Corp.	15,000	249,090
SM Prime Holdings, Inc.	127,700	77,662
TOTAL PHILIPPINES		489,995
Poland - 0.4%
CD Projekt RED SA	7,839	319,674
Dino Polska SA (a)(b)	5,200	579,372
TOTAL POLAND		899,046
Romania - 0.0%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	2,800	70,009
Russia - 1.1%
Fix Price Group Ltd. GDR (Reg. S) (a)(d)	68,238	25,202
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	155,600	35,545
LSR Group OJSC (d)	755	770
LUKOIL PJSC sponsored ADR (a)(d)	35,200	9,958
Novatek PJSC GDR (Reg. S) (a)(d)	9,100	400,400
Sberbank of Russia (d)	30	0
Sberbank of Russia sponsored ADR (a)(d)	324,104	5,769
Severstal PAO GDR (Reg. S) (a)(d)	83,700	1,976
TCS Group Holding PLC GDR (a)(d)	56,395	505,299
X5 Retail Group NV GDR (Reg. S) (a)(d)	77,500	671,894
Yandex NV Series A (a)(d)	88,218	1,058,616
TOTAL RUSSIA		2,715,429
Saudi Arabia - 1.6%
Al Rajhi Bank	53,514	1,064,118
Alinma Bank	85,200	840,281
Bupa Arabia for Cooperative Insurance Co.	15,675	721,160
Saudi Arabian Oil Co. (b)	15,800	136,454
The Saudi National Bank	130,767	1,343,711
TOTAL SAUDI ARABIA		4,105,724
Singapore - 0.6%
Sea Ltd. ADR (a)	23,097	1,536,412
South Africa - 1.6%
Capitec Bank Holdings Ltd.	10,650	1,067,998
Discovery Ltd. (a)	90,100	795,968
Impala Platinum Holdings Ltd.	116,300	840,043
Naspers Ltd. Class N	3,125	614,022
Pick 'n Pay Stores Ltd.	140,500	302,389
Shoprite Holdings Ltd.	27,624	399,136
TOTAL SOUTH AFRICA		4,019,556
Switzerland - 0.1%
Glodon Co. Ltd. (UBS AG London Branch Bank Warrant Programme) Class A warrants 2/6/25 (a)(b)	38,700	175,003
Taiwan - 6.7%
Alchip Technologies Ltd.	4,500	284,412
ASE Technology Holding Co. Ltd.	26,000	94,982
ASUSTeK Computer, Inc.	21,000	242,775
BizLink Holding, Inc.	30,027	288,483
Chailease Holding Co. Ltd.	174,144	1,150,415
Chroma ATE, Inc.	19,000	166,550
Delta Electronics, Inc.	9,000	104,475
eMemory Technology, Inc.	5,035	296,637
Formosa Plastics Corp.	186,000	491,495
Global Unichip Corp.	1,000	51,928
Inventec Corp.	35,932	72,695
King Yuan Electronics Co. Ltd.	91,000	182,081
Quanta Computer, Inc.	85,679	649,001
Realtek Semiconductor Corp.	5,075	69,389
Taiwan Semiconductor Manufacturing Co. Ltd.	598,705	10,790,735
Uni-President Enterprises Corp.	243,000	581,144
Unimicron Technology Corp.	27,504	161,166
Wistron Corp.	96,526	433,794
Wiwynn Corp.	9,213	520,839
TOTAL TAIWAN		16,632,996
Tanzania - 0.0%
Helios Towers PLC (a)	54,000	62,683
Thailand - 0.4%
Carabao Group PCL (For. Reg.)	159,800	340,274
Land & House PCL (For. Reg.)	316,900	78,842
PTT Global Chemical PCL (For. Reg.)	396,300	458,184
Supalai PCL (For. Reg.)	82,500	51,193
TOTAL THAILAND		928,493
United States of America - 0.9%
FirstCash Holdings, Inc.	9,801	933,839
Globant SA (a)	1,238	216,316
Legend Biotech Corp. ADR (a)	2,479	187,214
Tenaris SA sponsored ADR	10,500	351,645
Titan Cement International Trading SA	28,200	592,833
TOTAL UNITED STATES OF AMERICA		2,281,847
TOTAL COMMON STOCKS (Cost $117,010,749)		138,125,329

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	11,962	93,662
India - 0.2%
Meesho Series F (a)(c)(d)	7,108	562,314
TOTAL CONVERTIBLE PREFERRED STOCKS		655,976
Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.1%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	38,700	205,418
Metalurgica Gerdau SA (PN)	290,170	843,740
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	66,806	881,839
sponsored ADR	56,800	833,824
		2,764,821
Korea (South) - 0.4%
Hyundai Motor Co. Ltd. Series 2	5,501	466,697
Samsung Electronics Co. Ltd.	9,152	411,142
		877,839
United States of America - 0.0%
Gupshup, Inc. (a)(c)(d)	8,409	95,779
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,738,439
TOTAL PREFERRED STOCKS (Cost $2,963,533)		4,394,415

Corporate Bonds - 14.0%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.2%
Brazil - 0.2%
Creditas Financial Solutions Ltd. 5% 7/28/27 (c)(d)	506,964	506,964
Nonconvertible Bonds - 13.8%
Azerbaijan - 0.5%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	695,000	705,557
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	585,000	604,638
		1,310,195
Bahrain - 0.5%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)	1,185,000	1,205,181
Brazil - 0.4%
Adecoagro SA 6% 9/21/27 (b)	275,000	260,942
Azul Secured Finance LLP 11.93% 8/28/28 (b)	200,000	200,250
Braskem Netherlands BV 7.25% 2/13/33 (b)	115,000	112,832
Embraer Netherlands Finance BV 5.4% 2/1/27	90,000	88,217
MARB BondCo PLC 3.95% 1/29/31 (b)	145,000	106,503
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	372,007	239,479
Natura Cosmeticos SA 4.125% 5/3/28 (b)	95,000	83,291
		1,091,514
Burkina Faso - 0.1%
Endeavour Mining PLC 5% 10/14/26 (b)	285,000	257,928
Cambodia - 0.1%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	200,000	188,054
Chile - 0.8%
Antofagasta PLC 2.375% 10/14/30 (b)	450,000	365,283
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (b)	300,000	223,581
4.5% 8/1/47 (b)	250,000	212,273
5.125% 2/2/33 (b)	200,000	196,990
Empresa Nacional de Petroleo 4.5% 9/14/47 (b)	440,000	334,673
Sable International Finance Ltd. 5.75% 9/7/27 (b)	600,000	554,625
VTR Comunicaciones SpA 5.125% 1/15/28 (b)	400,000	235,756
		2,123,181
China - 0.5%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	395,000	364,305
Meituan 2.125% 10/28/25 (b)	365,000	334,132
Prosus NV:
3.832% 2/8/51 (b)	425,000	260,453
4.193% 1/19/32 (b)	245,000	206,937
		1,165,827
Colombia - 0.6%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	690,000	454,834
Gcm Mining Corp. 6.875% 8/9/26 (b)	400,000	320,000
GeoPark Ltd. 5.5% 1/17/27 (b)	500,000	428,625
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	414,625	384,863
		1,588,322
Egypt - 0.1%
Energean PLC 6.5% 4/30/27 (b)	160,000	145,816
Georgia - 0.1%
JSC Georgian Railway 4% 6/17/28 (b)	300,000	258,924
Ghana - 0.5%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	700,000	652,659
Tullow Oil PLC:
7% 3/1/25 (b)	450,000	285,804
10.25% 5/15/26 (b)	411,000	334,570
		1,273,033
Guatemala - 0.3%
CT Trust 5.125% 2/3/32 (b)	440,000	363,713
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	510,000	477,222
		840,935
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	200,000	200,004
India - 0.1%
CA Magnum Holdings 5.375% 10/31/26 (b)	400,000	367,000
Indonesia - 1.1%
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	560,000	526,154
PT Adaro Indonesia 4.25% 10/31/24 (b)	250,000	239,958
PT Freeport Indonesia:
5.315% 4/14/32 (b)	250,000	235,976
6.2% 4/14/52 (b)	200,000	184,406
PT Hutama Karya Persero 3.75% 5/11/30 (b)	300,000	274,059
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	690,000	671,456
PT Pertamina Persero:
4.15% 2/25/60 (b)	365,000	272,878
4.175% 1/21/50 (b)	450,000	354,420
		2,759,307
Israel - 0.1%
Energean Israel Finance Ltd. 8.5% 9/30/33 (Reg. S) (b)	250,000	250,000
Kazakhstan - 0.2%
KazMunaiGaz National Co. 3.5% 4/14/33 (b)	400,000	315,660
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	350,000	267,750
		583,410
Malaysia - 0.6%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (b)	380,000	356,003
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	500,000	352,680
3.5% 4/21/30 (b)	450,000	413,910
4.55% 4/21/50 (b)	400,000	363,484
		1,486,077
Mauritius - 0.1%
AXIAN Telecom 7.375% 2/16/27 (b)	355,000	325,723
Mexico - 1.7%
Braskem Idesa SAPI 6.99% 2/20/32 (b)	205,000	130,179
Comision Federal de Electricidad 3.348% 2/9/31 (b)	450,000	357,566
Petroleos Mexicanos:
5.35% 2/12/28	320,000	262,240
6.49% 1/23/27	315,000	279,484
6.5% 6/2/41	820,000	529,823
6.625% 6/15/35	410,000	290,998
6.7% 2/16/32	415,000	319,509
6.75% 9/21/47	960,000	615,360
6.84% 1/23/30	380,000	303,149
6.95% 1/28/60	1,075,000	679,938
7.69% 1/23/50	589,000	405,909
		4,174,155
Morocco - 0.2%
OCP SA:
3.75% 6/23/31 (b)	535,000	447,640
5.125% 6/23/51 (b)	200,000	150,264
		597,904
Nigeria - 0.1%
IHS Netherlands Holdco BV 8% 9/18/27 (b)	210,000	190,777
Panama - 0.4%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	290,000	241,358
5.125% 8/11/61 (b)	200,000	161,784
Cable Onda SA 4.5% 1/30/30 (b)	580,000	493,342
		896,484
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	250,000	235,693
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)	500,000	361,485
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	165,000	143,756
		505,241
Qatar - 0.6%
Qatar Petroleum:
2.25% 7/12/31 (b)	755,000	628,288
3.125% 7/12/41 (b)	650,000	493,324
3.3% 7/12/51 (b)	580,000	423,354
		1,544,966
Saudi Arabia - 1.2%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	720,000	607,147
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	200,000	204,662
6.51% 2/23/42 (b)	200,000	206,768
Saudi Arabian Oil Co.:
3.25% 11/24/50 (b)	260,000	182,088
4.25% 4/16/39 (b)	1,680,000	1,469,412
4.375% 4/16/49 (b)	275,000	233,104
		2,903,181
South Africa - 0.8%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	315,000	300,412
7.125% 2/11/25 (b)	860,000	853,361
8.45% 8/10/28 (b)	235,000	231,738
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	470,000	310,811
Stillwater Mining Co.:
4% 11/16/26 (b)	235,000	211,359
4.5% 11/16/29 (b)	220,000	178,363
		2,086,044
Tanzania - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)	190,000	181,157
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)	350,000	235,939
Ukraine - 0.1%
NAK Naftogaz Ukraine 7.375% (Reg. S) (g)	400,000	234,000
United Arab Emirates - 0.9%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	390,000	326,886
4.696% 4/24/33 (b)	165,000	163,437
4.875% 4/23/30 (b)	50,000	50,272
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	399,195	339,304
2.625% 3/31/36 (b)	570,000	461,107
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	250,000	241,563
MDGH GMTN RSC Ltd.:
4.375% 11/22/33 (b)	200,000	192,500
5.084% 5/22/53 (b)	265,000	263,344
5.5% 4/28/33 (b)	200,000	210,166
		2,248,579
Uzbekistan - 0.1%
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	200,000	168,700
Venezuela - 0.2%
Petroleos de Venezuela SA:
6% (b)(g)	5,700,000	199,500
6% (Reg. S) (g)	6,800,000	238,000
		437,500
Vietnam - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	440,000	396,495
TOTAL NONCONVERTIBLE BONDS		34,457,246
TOTAL CORPORATE BONDS (Cost $42,700,267)		34,964,210

Government Obligations - 23.0%
		Principal Amount (f)	Value ($)
Angola - 0.7%
Angola Republic:
8.25% 5/9/28 (b)		720,000	660,485
8.75% 4/14/32 (b)		200,000	175,108
9.125% 11/26/49 (b)		225,000	181,733
9.375% 5/8/48 (b)		290,000	239,450
9.5% 11/12/25 (b)		365,000	365,566
TOTAL ANGOLA			1,622,342
Argentina - 0.9%
Argentine Republic:
0.75% 7/9/30 (h)		1,995,365	685,827
1% 7/9/29		498,666	166,754
3.625% 7/9/35 (h)		1,537,734	479,081
4.25% 1/9/38 (h)		1,736,834	624,374
Buenos Aires Province 5.25% 9/1/37 (b)(h)		780,000	301,470
TOTAL ARGENTINA			2,257,506
Armenia - 0.1%
Republic of Armenia 3.6% 2/2/31 (b)		360,000	285,307
Barbados - 0.1%
Barbados Government 6.5% 10/1/29 (b)		290,000	270,300
Benin - 0.0%
Republic of Benin 4.875% 1/19/32 (b)	EUR	140,000	119,457
Brazil - 0.6%
Brazilian Federative Republic:
3.875% 6/12/30		775,000	693,307
4.75% 1/14/50		505,000	386,381
6% 10/20/33		295,000	292,493
TOTAL BRAZIL			1,372,181
Cameroon - 0.1%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	360,000	291,672
Chile - 0.6%
Chilean Republic:
2.45% 1/31/31		535,000	456,189
3.1% 1/22/61		340,000	221,626
3.5% 1/31/34		280,000	245,734
4% 1/31/52		200,000	163,250
4.34% 3/7/42		200,000	176,722
5.33% 1/5/54		230,000	228,275
TOTAL CHILE			1,491,796
Colombia - 1.0%
Colombian Republic:
3% 1/30/30		715,000	574,217
3.125% 4/15/31		548,000	427,714
5% 6/15/45		515,000	370,244
5.2% 5/15/49		185,000	134,267
6.125% 1/18/41		200,000	169,920
7.375% 9/18/37		425,000	419,399
7.5% 2/2/34		200,000	201,866
8% 4/20/33		160,000	167,955
TOTAL COLOMBIA			2,465,582
Costa Rica - 0.4%
Costa Rican Republic:
5.625% 4/30/43 (b)		425,000	371,773
6.125% 2/19/31 (b)		315,000	314,364
6.55% 4/3/34 (b)		245,000	247,864
7% 4/4/44 (b)		105,000	103,903
TOTAL COSTA RICA			1,037,904
Dominican Republic - 1.4%
Dominican Republic:
4.5% 1/30/30 (b)		515,000	455,852
4.875% 9/23/32 (b)		870,000	753,081
5.3% 1/21/41 (b)		200,000	161,232
5.875% 1/30/60 (b)		900,000	710,748
6% 7/19/28 (b)		400,000	391,276
6% 2/22/33 (b)		425,000	398,990
6.5% 2/15/48 (b)		200,000	177,810
6.85% 1/27/45 (b)		350,000	325,462
7.05% 2/3/31 (b)		150,000	151,469
TOTAL DOMINICAN REPUBLIC			3,525,920
Ecuador - 0.4%
Ecuador Republic:
2.5% 7/31/40 (b)		250,000	78,208
3.5% 7/31/35 (b)		1,490,256	510,577
6% 7/31/30 (b)		925,630	439,063
TOTAL ECUADOR			1,027,848
Egypt - 0.8%
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		665,000	421,397
7.5% 2/16/61 (b)		395,000	215,220
7.903% 2/21/48 (b)		865,000	477,791
8.5% 1/31/47 (b)		1,160,000	675,074
8.7002% 3/1/49 (b)		400,000	232,860
TOTAL EGYPT			2,022,342
El Salvador - 0.1%
El Salvador Republic 7.1246% 1/20/50 (b)		560,000	343,689
Gabon - 0.3%
Gabonese Republic:
6.95% 6/16/25 (b)		200,000	191,206
7% 11/24/31 (b)		540,000	456,073
TOTAL GABON			647,279
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		505,000	453,657
Ghana - 0.3%
Ghana Republic:
8.125% (b)(g)		500,000	235,710
8.627% (b)(g)		615,000	271,449
10.75% 10/14/30 (b)		475,000	335,621
TOTAL GHANA			842,780
Guatemala - 0.2%
Guatemalan Republic:
6.125% 6/1/50 (b)		350,000	325,010
6.6% 6/13/36 (b)		200,000	204,700
TOTAL GUATEMALA			529,710
Hungary - 0.3%
Hungarian Republic:
2.125% 9/22/31 (b)		300,000	234,114
3.125% 9/21/51 (b)		560,000	357,991
6.25% 9/22/32 (b)		200,000	205,214
TOTAL HUNGARY			797,319
Indonesia - 0.6%
Indonesian Republic:
3.35% 3/12/71		470,000	324,573
3.5% 2/14/50		380,000	292,847
4.2% 10/15/50		600,000	518,700
8.5% 10/12/35 (b)		300,000	388,953
TOTAL INDONESIA			1,525,073
Ivory Coast - 0.3%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	255,000	242,699
6.375% 3/3/28 (b)		635,000	619,303
TOTAL IVORY COAST			862,002
Jordan - 0.2%
Jordanian Kingdom:
5.85% 7/7/30 (b)		200,000	185,332
7.375% 10/10/47 (b)		280,000	248,030
TOTAL JORDAN			433,362
Kenya - 0.4%
Republic of Kenya:
6.3% 1/23/34 (b)		440,000	332,204
6.875% 6/24/24 (b)		275,000	262,012
7% 5/22/27 (b)		410,000	369,328
TOTAL KENYA			963,544
Lebanon - 0.2%
Lebanese Republic 6.375% (g)		7,090,000	514,025
Mexico - 0.9%
United Mexican States:
2.659% 5/24/31		400,000	332,016
3.25% 4/16/30		400,000	355,168
4.35% 1/15/47		850,000	679,516
4.75% 3/8/44		450,000	386,420
6.338% 5/4/53		200,000	203,700
6.35% 2/9/35		220,000	230,747
TOTAL MEXICO			2,187,567
Morocco - 0.1%
Moroccan Kingdom 6.5% 9/8/33 (b)		240,000	247,800
Nigeria - 0.9%
Republic of Nigeria:
6.125% 9/28/28 (b)		325,000	281,288
6.5% 11/28/27 (b)		705,000	628,543
7.143% 2/23/30 (b)		850,000	742,849
7.625% 11/28/47 (b)		300,000	223,317
8.25% 9/28/51 (b)		200,000	156,788
8.375% 3/24/29 (b)		190,000	178,089
TOTAL NIGERIA			2,210,874
Oman - 1.2%
Sultanate of Oman:
5.375% 3/8/27 (b)		245,000	241,369
5.625% 1/17/28 (b)		420,000	417,119
6% 8/1/29 (b)		285,000	287,232
6.25% 1/25/31 (b)		690,000	707,471
6.5% 3/8/47 (b)		1,275,000	1,223,490
7% 1/25/51 (b)		115,000	117,154
TOTAL OMAN			2,993,835
Pakistan - 0.3%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		695,000	371,394
6.875% 12/5/27 (b)		560,000	297,567
TOTAL PAKISTAN			668,961
Panama - 0.9%
Panamanian Republic:
2.252% 9/29/32		485,000	372,271
3.16% 1/23/30		660,000	577,612
3.298% 1/19/33		190,000	158,274
3.87% 7/23/60		510,000	338,864
4.5% 5/15/47		405,000	321,602
6.4% 2/14/35		250,000	260,828
6.853% 3/28/54		200,000	209,318
TOTAL PANAMA			2,238,769
Paraguay - 0.3%
Republic of Paraguay:
2.739% 1/29/33 (b)		415,000	332,344
5.4% 3/30/50 (b)		415,000	358,112
5.6% 3/13/48 (b)		65,000	57,234
TOTAL PARAGUAY			747,690
Peru - 0.4%
Peruvian Republic:
2.783% 1/23/31		435,000	369,293
3% 1/15/34		260,000	213,548
3.3% 3/11/41		635,000	480,879
TOTAL PERU			1,063,720
Philippines - 0.4%
Philippine Republic:
2.65% 12/10/45		430,000	291,265
2.95% 5/5/45		320,000	229,741
5.5% 1/17/48		200,000	208,224
5.95% 10/13/47		225,000	245,909
TOTAL PHILIPPINES			975,139
Poland - 0.2%
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		200,000	199,500
Polish Government 5.5% 4/4/53		170,000	172,140
TOTAL POLAND			371,640
Qatar - 1.2%
State of Qatar:
4.4% 4/16/50 (b)		1,675,000	1,513,899
4.625% 6/2/46 (b)		600,000	568,572
4.817% 3/14/49 (b)		855,000	821,775
TOTAL QATAR			2,904,246
Romania - 0.6%
Romanian Republic:
3% 2/27/27 (b)		334,000	303,636
3% 2/14/31 (b)		574,000	480,587
3.625% 3/27/32 (b)		334,000	286,368
6.125% 1/22/44 (b)		400,000	395,792
TOTAL ROMANIA			1,466,383
Russia - 0.1%
Ministry of Finance of the Russian Federation 5.1% (Reg. S) (d)(g)		600,000	195,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		700,000	543,991
Saudi Arabia - 0.3%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		445,000	356,903
3.45% 2/2/61 (b)		570,000	391,476
TOTAL SAUDI ARABIA			748,379
Senegal - 0.1%
Republic of Senegal:
6.25% 5/23/33 (b)		235,000	202,004
6.75% 3/13/48 (b)		200,000	149,266
TOTAL SENEGAL			351,270
Serbia - 0.2%
Republic of Serbia:
2.125% 12/1/30 (b)		620,000	479,762
6.25% 5/26/28 (b)		105,000	105,059
TOTAL SERBIA			584,821
South Africa - 0.5%
South African Republic:
4.85% 9/27/27		400,000	381,008
5% 10/12/46		155,000	108,255
5.65% 9/27/47		325,000	243,100
5.75% 9/30/49		795,000	594,557
TOTAL SOUTH AFRICA			1,326,920
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(g)		935,000	414,476
6.85% (b)(g)		695,000	315,488
7.55% (b)(g)		150,000	66,398
7.85% (b)(g)		210,000	93,122
TOTAL SRI LANKA			889,484
Turkey - 1.1%
Turkish Republic:
4.875% 10/9/26		520,000	477,880
4.875% 4/16/43		1,055,000	721,852
5.125% 2/17/28		245,000	222,462
5.75% 5/11/47		405,000	297,752
6.125% 10/24/28		220,000	204,798
6.625% 2/17/45		15,000	12,327
9.125% 7/13/30		220,000	228,491
9.375% 3/14/29		495,000	516,914
TOTAL TURKEY			2,682,476
Ukraine - 0.6%
Ukraine Government:
6.876% 5/21/31 (b)		200,000	59,000
7.253% 3/15/35 (b)		380,000	113,707
7.375% 9/25/34 (b)		200,000	59,000
7.75% 9/1/25 (b)		830,000	273,485
7.75% 9/1/26 (b)		830,000	261,450
7.75% 9/1/27 (b)		345,000	107,813
7.75% 9/1/28 (b)		560,000	173,600
7.75% 9/1/29 (b)		400,000	124,000
7.75% 8/1/41 (b)(i)		775,000	372,000
TOTAL UKRAINE			1,544,055
United Arab Emirates - 0.4%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		410,000	298,025
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		650,000	478,504
5.25% 1/30/43 (Reg. S)		295,000	277,265
TOTAL UNITED ARAB EMIRATES			1,053,794
United States of America - 0.8%
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.3% 8/31/23 to 10/12/23 (j)		310,000	307,594
U.S. Treasury Bonds 2.875% 5/15/52		1,533,000	1,234,484
U.S. Treasury Notes:
3.625% 3/31/30		147,000	142,958
4% 2/28/30		252,000	250,405
TOTAL UNITED STATES OF AMERICA			1,935,441
Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		730,000	727,576
Uzbekistan - 0.1%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		200,000	164,464
3.9% 10/19/31 (b)		240,000	196,908
TOTAL UZBEKISTAN			361,372
Venezuela - 0.2%
Venezuelan Republic 9.25% (g)		6,200,000	558,000
Zambia - 0.1%
Republic of Zambia:
8.5% (b)(g)		50,000	28,859
8.97% (b)(g)		370,000	211,677
TOTAL ZAMBIA			240,536
TOTAL GOVERNMENT OBLIGATIONS (Cost $72,704,300)			57,522,336

Preferred Securities - 0.9%
	Principal Amount (f)	Value ($)
Georgia - 0.3%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (i)(k)	700,000	691,978
Mexico - 0.3%
Banco Mercantil del Norte SA:
6.75% (b)(i)(k)	400,000	390,330
7.625% (b)(i)(k)	105,000	96,993
CEMEX S.A.B. de CV 5.125% (b)(i)(k)	400,000	366,840
TOTAL MEXICO		854,163
United Arab Emirates - 0.3%
DP World Salaam 6% (Reg. S) (i)(k)	600,000	596,130
Emirates NBD Bank PJSC 6.125% (Reg. S) (i)(k)	200,000	197,372
TOTAL UNITED ARAB EMIRATES		793,502
TOTAL PREFERRED SECURITIES (Cost $2,526,750)		2,339,643

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (l)	11,048,964	11,051,174
Fidelity Securities Lending Cash Central Fund 5.32% (l)(m)	36,571	36,575
TOTAL MONEY MARKET FUNDS (Cost $11,087,452)		11,087,749

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $248,993,051)	248,433,682
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,805,157
NET ASSETS - 100.0%	250,238,839

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	148	Sep 2023	7,801,820	234,404	234,404

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,411,864 or 28.5% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,056,873 or 0.8% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Non-income producing - Security is in default.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $307,594.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	1,618,120

Creditas Financial Solutions Ltd. 5% 7/28/27	7/28/23	506,964

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	169,898

Gupshup, Inc.	6/08/21	192,273

Meesho Series F	9/21/21	544,986

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	8,147,400	95,913,427	93,009,653	214,531	-	-	11,051,174	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	421,999	6,614,769	7,000,193	3,543	-	-	36,575	0.0%
Total	8,569,399	102,528,196	100,009,846	218,074	-	-	11,087,749

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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